SEGMENTED INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013	Aug. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
				Medical
Quarter ended February 28, 2014	Renewable energy		Oil and Gas	Marijuana	Corporate	Consolidated
Revenues	$-	$		- $	$-	$-

Net income (loss) from operations				(8,982)	(463,251)	(472,213)

Total assets	$1		$4,000	$4,107,628	$1,070,822 $	$5,182,450

		Mining exploration
Year ended August 31, 2013	Renewable energy	and development	Corporate	Consolidated
Revenues	$-	$-	$-	$-

Net income (loss) from operations	(56,781)	(526,932)	(147,191)	(730,904)

Total assets	$-	$-	$54,469	$54,469

		Mining exploration
Year ended August 31, 2012	Renewable energy	and development	Corporate	Consolidated
Revenues	$-	$-	$-	$-

Net income (loss) from operations	(203,044)	(179,375)	(627,316)	(1,009,735)

Total assets	$100,697	$293,255	$87,235	$481,187